Schedule of Convertible promissory Notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Convertible promissory notes, Beginning balance
Notes	2,000,000	$ 3,150,000
Convertible promissory notes, Ending balance	$ 2,000,000